Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	¥ 6,545	$ 1,006	¥ 613	¥ 4,062
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Net gain on dissolution of subsidiaries (note 5)	(6,460)	(993)
Net realized loss on investments	229	35	1,258	409
Unrealized (gain) loss on trading securities still held at the balance sheet date	2,264	348	(2,424)	(9,966)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				10
Accrued liabilities	131	20	118	(1,011)
Net cash (used in) provided by operating activities	2,709	416	(435)	(6,496)
Cash flows (used in) provided by from investing activities:
Repayment from an unrelated party	417	64	145	9,139
(Increase) Decrease in due from related parties			183	(13)
Purchases of trading securities			(6,933)
Proceeds from trading securities	7,273	1,118	16,079	12,568
Increase in payables to securities brokers	781	120	683	818
Payment for long-term investment				(37,164)
Net cash provided by (used in) investing activities	8,471	1,302	10,157	(14,652)
Effect of exchange rate change	(37,080)	(5,699)	34,423	23,901
Net increase (decrease) in cash and cash equivalents	(25,900)	(3,981)	44,145	2,753
Cash and cash equivalents, beginning of year	499,854	76,826	455,709	452,956
Cash and cash equivalents, end of year	473,954	72,845	499,854	455,709
Supplemental schedule of cash flow information:
Income taxes paid	0	0	0	0
Interest paid	¥ 778	$ 120	¥ 682	¥ 563